Subsequent Events	6 Months Ended
Jun. 30, 2016
Subsequent Events

5.	Subsequent Events

The Partnership has evaluated all subsequent events from the date of the balance sheet through July 12, 2016, which represents the date these financial statements are available to be issued. There were no events or transactions occurring during the subsequent event reporting period which require recognition or disclosure in the financial statements, except as discussed above.

SQN AIF V GP, LLC [Member]
Subsequent Events

4.	Subsequent Events

The LLC has evaluated all subsequent events from the date of the balance sheet through July 12, 2016, which represents the date these financial statements are available to be issued. There were no events or transactions occurring during the subsequent event reporting period which require recognition or disclosure in the financial statements, except as discussed above.